UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street

          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York           February 12, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $ 73,127
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE




COLUMN 1                 COLUMN  2     COLUMN 3    COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                         TITLE                     VALUE        SHRS OR      SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER           OF CLASS      CUSIP      (X$1000)      PRN AMT      PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE

AFLAC, INC               Common Stock  001055102   52,340,006   1,737,716               Sole        None      Sole
INTERNET INITIATIVE
     JAPAN INC ADR       Common Stock  46059T109    7,543,067   3,169,356               Sole        None      Sole
ASML Holdings NV
     - NY Reg Shares     Common Stock  070591110   12,832,600   1,535,000               Sole        None      Sole
Crosswave Communi-
     cations ADR         Common Stock  227686102      411,450     633,000               Sole        None      Sole


                         Total Market Value        73,127,123


All of the above investments are held in the name of either Joho Fund, Ltd. or Joho Partners, L.P. Joho Capital, L.L.C. has full investment discretion and voting authority.



01642.0001 #383368